FAIR VALUE MEASUREMENTS - Change in the Fair Value of Level 3 Warrant Liabilities (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)		11 Months Ended	12 Months Ended
	Feb. 08, 2021	Dec. 31, 2021	Dec. 31, 2021
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on February 8, 2021	$ 16,571,666
Change in fair value		$ 1,865,833
Transfer to Level 1		(11,979,166)
Fair value as of December 31, 2021		6,458,333	$ 6,458,333
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on February 8, 2021	10,733,333
Change in fair value		1,245,833
Transfer to Level 1		(11,979,166)	(11,979,166)
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on February 8, 2021	$ 5,838,333
Change in fair value		620,000
Fair value as of December 31, 2021		$ 6,458,333	$ 6,458,333